Segment information	12 Months Ended
Mar. 31, 2017
Segment information
Segment information

17. Segment information

        ASC 280 Disclosure about Segments of an Enterprise and Related Information, established standards for reporting information about operating segments in financial statements. Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM") in deciding how to allocate resources and in assessing performance.

        The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Consequently, the Group operates only in one operating segment.

Geographic area information

        Revenues by geographical location are as follows, based on the location of the customers:

	For the years ended March 31,
	2017	2016	2015
USA	$261,443	$202,855	$204,541
UK	213,547	223,566	159,866
Germany	115,301	86,332	64,723
Russia	36,905	32,748	36,022
Switzerland	34,833	23,489	10,800
Poland	30,940	17,009	7,870
Romania	21,403	14,381	3,431
Singapore	4,889	10,154	15,216
Rest of Europe	36,148	17,554	10,808
Other	30,152	22,664	7,271

Total revenues by geographical location	$785,561	$650,752	$520,548

        Geographical information about the Group's long-lived assets is based on locations where the assets are accumulated:

	As of March 31,
	2017	2016
USA	$132,510	$30,954
Romania	29,930	31,982
Sweden	26,083	—
UK	14,238	15,516
Switzerland	20,425	12,009
Russia	10,030	9,653
Poland	8,465	8,236
Ukraine	6,993	7,419
Luxembourg	3,152	4,765
Germany	5,873	3,494
Other	3,049	3,349

Total	$260,748	$127,377

Client Information

        Revenues from the transactions with external customers with individual turnover over 10% and over 5% of total revenues are the following:

	For the years ended March 31,
	2017	2016	2015
Revenues over 10% of total revenues	$340,538	$340,189	$293,761
Revenues over 5% of the total revenues	$388,863	$387,114	$333,404